Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Business combination
Summary of Pro forma information of the acquisition

	For the Year Ended
	December 31,
	2020	2021
	RMB	RMB
Pro forma Revenue	1,474,996	1,821,657
Pro forma net income/(loss)	18,481	(39,955)

Leya
Business combination
Summary of estimated aggregate fair values of assets acquired and liabilities assumed as of the acquisition date

	RMB	Useful lives
		(Years)
Identifiable intangible assets acquired:
Customer relationship	18,000	8
Developed technology	2,500	7
Cash and cash equivalents	887
Other assets	1,176
Goodwill	48,500
Other liabilities	(5,131)
Mezzanine equity	(24,135)
Total consideration	41,797

Wuhan Miracle
Business combination
Summary of estimated aggregate fair values of assets acquired and liabilities assumed as of the acquisition date

	RMB	Useful lives
		(Years)
Identifiable intangible assets acquired:
Developed technology	70,000	10
Supplier relationship	17,000	3
In-process research and development intangible assets	27,000	10
Cash and cash equivalents	86,467
Short-term investment and term deposits	50,000
Trade receivables	25,244
Inventories, net	99,681
Other current assets	6,401
Property and equipment, net	104,878	20
Other non-current assets	8,278
Contract liabilities	(32,006)
Accrued liabilities and other liabilities	(38,245)
Deferred tax liabilities	(28,872)
Goodwill	540,009
Non-controlling interests	(76,905)
Total consideration	858,930